REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table presents revenue disaggregated by nature of services:

For the Year Ended December 31, 2018
E-commerce services
- Fang membership services	2,752
- Direct sales services	5,294
- Sub lease services	6,402
- Other	936
Subtotal	15,384

Marketing services	119,680

Listing services
- Basic listing services	84,482
- Special listing services	29,052
Subtotal	113,534

Financial services	18,060

Value-added services
- Data services	18,905
- Analytics services	12,220
- Other	5,233
Subtotal	36,358
Total revenues	303,016

The following table presents revenue disaggregated by categories of customers:

For the Year Ended December 31, 2018
E-commerce services
- New home (a)	7,391
- Other	7,993
Subtotal	15,384

Marketing services
- New home (a)	119,352
- Home furnishing and improvement	328
Subtotal	119,680

Listing services
- Secondary and rental (b)	84,773
- Research (c)	28,748
- Other	13
Subtotal	113,534

Financial services	18,060

Value-added services	36,358

Total revenues	303,016

(a)	New home business primarily consists of sales to residential property developers and their sales agents who are promoting newly developed properties for sale.

(b)	Secondary and rental business primarily consists of sales to real estate agents who are promoting secondary properties for sale or rental.

(c)	Research primarily consists of online and offline themed marketing campaigns provided to customers.